CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts Receivable	(205)	(60)	50
(Increase)/decrease in Inventories	(27)	(30)	27
(Increase)/decrease in Other Current Assets	(386)	40	64
Increase/(decrease) in Accounts Payable and Other	393	(291)	146
Increase in Accrued Interest	36	7	0
(Increase)/Decrease in Operating Working Capital	(189)	(334)	287